Loans and Allowance for Loan Losses - Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 1,146,627	$ 1,068,432
Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	62,728	71,786
Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,169	4,121
Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	3,064	4,684
Nonperforming TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	5,414	5,672
Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	73,375	86,263
Commercial, financial, and agricultural
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	207,720	192,238
Commercial, financial, and agricultural | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	8,871	9,868
Commercial, financial, and agricultural | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	53	658
Commercial, financial, and agricultural | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	570	500
Commercial, financial, and agricultural | Nonperforming TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,857	2,507
Commercial, financial, and agricultural | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	11,351	13,533
Residential real estate | Construction
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	28,610	26,492
Residential real estate | Construction | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	588	1,459
Residential real estate | Construction | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	462
Residential real estate | Construction | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Residential real estate | Construction | Nonperforming TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Residential real estate | Construction | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	588	1,921
Residential real estate | Mortgages
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	241,517	246,754
Residential real estate | Mortgages | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	12,790	9,978
Residential real estate | Mortgages | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,411	2,262
Residential real estate | Mortgages | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,073	3,116
Residential real estate | Mortgages | Nonperforming TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,720	1,956
Residential real estate | Mortgages | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	18,994	17,312
Commercial real estate | Construction
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	106,784	98,340
Commercial real estate | Construction | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	4,063	1,284
Commercial real estate | Construction | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Commercial real estate | Construction | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Commercial real estate | Construction | Nonperforming TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	153	97
Commercial real estate | Construction | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	4,216	1,381
Commercial real estate | Mortgages
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	529,536	472,455
Commercial real estate | Mortgages | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	36,408	49,197
Commercial real estate | Mortgages | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	702	723
Commercial real estate | Mortgages | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	377	1,068
Commercial real estate | Mortgages | Nonperforming TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	474	936
Commercial real estate | Mortgages | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	37,961	51,924
Installment and other consumer
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	32,460	32,153
Installment and other consumer | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	8	0
Installment and other consumer | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	3	16
Installment and other consumer | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	44	0
Installment and other consumer | Nonperforming TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	210	176
Installment and other consumer | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 265	$ 192